Asset-Based Income Fund	September 30, 2023

Schedule of Investments (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value
Asset-Backed Securities — 49.1%

Communications Equipment — 3.8%
ALLO Issuer LLC (a)	Class A2, Series 2023-1A	6.20%	6/20/2053	17,069,000	$16,030,269

Consumer Finance — 21.8%
College Ave Student Loans LLC (a)	Class C, Series 2023-A	6.06%	5/25/2055	3,000,000	2,867,179
College Ave Student Loans LLC (a)	Class D, Series 2023-A	6.89%	5/25/2055	2,000,000	1,919,498
College Ave Student Loans LLC (a)	Class E, Series 2023-A	8.49%	5/25/2055	4,000,000	3,875,488
CPC Asset Securitization II LLC (a)	Class A, Series 2023-1A	7.53%	3/15/2029	11,930,000	11,928,528
GoodLeap Sustainable Home Solutions Trust (a)	Class A, Series 2023-2GS	5.70%	5/20/2055	9,723,907	9,082,343
Marlette Funding Trust (a)	Class C, Series 2023-3A	7.06%	9/15/2033	13,670,000	13,608,973
Marlette Funding Trust (a)	Class D, Series 2023-2A	7.92%	6/15/2033	5,480,000	5,492,761
Marlette Funding Trust (a)	Class D, Series 2023-3A	8.04%	9/15/2033	3,500,000	3,514,175
Mosaic Solar Loan Trust (a)	Class B, Series 2023-3A	7.37%	11/20/2053	18,002,563	17,501,094
Octane Receivables Trust (a)	Class D, Series 2022-2A	7.70%	2/20/2030	10,000,000	10,012,646
OneMain Financial Issuance Trust (a)	Class C, Series 2023-1A	6.38%	6/14/2038	7,500,000	7,321,780
SMB Private Education Loan Trust (a)	Class C, Series 2023-B	6.36%	10/16/2056	5,000,000	4,830,492

Diversified Real Estate Activities — 3.5%
FirstKey Homes Trust (a)	Class E2, Series 2022-SFR1	5.00%	5/17/2039	1,500,000	1,346,195
FRTKL (a)	Class E1, Series 2021-SFR1	2.37%	9/17/2038	6,750,000	5,750,955
FRTKL (a)	Class E2, Series 2021-SFR1	2.52%	9/17/2038	8,900,000	7,566,511

Diversified REITs — 10.2%
AMSR Trust (a)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250,000	1,081,591
AMSR Trust (a)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939,000	5,032,074
Bridge Trust (a)	Class E1, Series 2022-SFR1	6.30%	11/17/2037	15,000,000	14,436,335
FirstKey Homes Trust (a)	Class E2, Series 2022-SFR3	3.50%	7/17/2038	20,000,000	17,653,102
Progress Residential Trust (a)	Class E2, Series 2022-SFR3	5.60%	4/17/2039	2,166,000	1,995,402
Progress Residential Trust (a)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500,000	2,319,848

Integrated Telecommunication Services — 1.0%
Hotwire Funding LLC (a)	Class B, Series 2023-1A	7.00%	5/20/2053	4,500,000	4,350,904

Renewable Electricity — 1.4%
Sunnova Helios XI Issuer LLC (a)	Class B, Series 2023-A	5.60%	5/20/2050	6,363,980	5,922,966

Specialized Finance — 7.4%
Adams Outdoor Advertising LP (a)	Class A2, Series 2023-1	6.97%	7/15/2053	20,000,000	19,713,920
Libertas Asset Securitization LLC (a)	Class A1, Series 2023-1A	7.67%	7/16/2029	11,500,000	11,456,330

TOTAL ASSET-BACKED SECURITIES (Cost $209,699,630)					$206,611,359

Mortgage-Backed Securities — 30.7%

Diversified Real Estate Activities —25.8%
FIGRE Trust (a)(b)	Class A, Series 2023-HE2	6.51%	5/25/2053	4,403,793	4,367,640
FIGRE Trust (a)(b)	Class B, Series 2023-HE2	7.69%	5/25/2053	5,251,056	5,195,333
GCAT Trust (a)(b)	Class M1, Series 2022-NQM4	5.74%	8/25/2067	7,500,000	6,951,822
Imperial Fund Mortgage Trust (a)(c)	Class M1, Series 2022-NQM5	6.25%	8/25/2067	4,000,000	3,837,680
Imperial Fund Mortgage Trust (a)(b)	Class M1, Series 2022-NQM7	7.53%	11/25/2067	16,788,000	16,570,350
PRKCM Trust (a)(b)	Class M1, Series 2022-AFC2	6.14%	8/25/2057	2,420,000	2,307,913

Asset-Based Income Fund	September 30, 2023

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value
Saluda Grade Alternative Mortgage Trust (a)(b)	Class A2, Series 2023-SEQ3	6.89%	6/1/2053	5,829,000	$5,738,881
Saluda Grade Alternative Mortgage Trust (a)(b)	Class A3, Series 2023-SEQ3	7.12%	6/1/2053	10,127,000	9,958,042
Saluda Grade Alternative Mortgage Trust (a)(b)	Class M1, Series 2023-SEQ3	8.71%	6/1/2053	3,722,000	3,690,106
Unison Trust (a)(c)(d)	Class A, Series 2023-1	6.50%	5/25/2033	14,199,316	12,701,288
Verus Securitization Trust (a)(b)	Class M1, Series 2022-8	6.16%	9/25/2067	1,530,000	1,461,931
Verus Securitization Trust (a)(b)	Class M1, Series 2022-INV1	5.86%	8/25/2067	10,927,000	10,343,307
Verus Securitization Trust (a)(b)	Class M1, Series 2022-INV2	6.81%	10/25/2067	1,500,000	1,454,639
Verus Securitization Trust (a)(b)	Class M1, Series 2023-1	6.99%	12/25/2067	2,000,000	1,946,661
Verus Securitization Trust (a)(b)	Class M1, Series 2023-2	7.64%	3/25/2068	4,000,000	3,992,875
Verus Securitization Trust (a)(b)	Class M1, Series 2023-3	7.93%	3/25/2068	2,000,000	1,995,367
Verus Securitization Trust (a)(b)	Class M1, Series 2023-4	7.40%	5/25/2068	10,000,000	9,878,702
Verus Securitization Trust (a)(b)	Class M1, Series 2023-INV1	7.61%	2/25/2068	6,300,000	6,255,552

Diversified REITs — 4.9%
Credit Suisse Mortgage Trust (a)(b)	Class M1, Series 2022-ATH3	7.10%	8/25/2067	20,876,246	20,406,740

TOTAL MORTGAGE-BACKED SECURITIES (Cost $130,073,253)					$129,054,829

Senior Loans — 8.9%

Aerospace & Defense — 2.0%
Genesis Aircraft Services Ltd (d)(e)	TL 1L DD 08/23	8.63%	7/31/2029	8,655,336	8,426,931

Consumer Finance — 0.4%
SunPower Financial (b)(d)(e)	Revolver 1L 06/23	6.73%	8/30/2054	741,204	635,108
SunPower Financial (d)	TL 1L 08/23	6.45%	8/30/2054	887,182	884,875

Specialized Finance — 6.5%
BHG Funding LLC (d)	TL 1L A2 05/23	7.07%	5/19/2036	24,506,490	24,202,608
BHG Funding LLC (d)	TL 2L B2 05/23	8.12%	5/19/2036	1,694,412	1,672,046
BHG Funding LLC (b)(d)	TL 3L C2 05/23	15.01%	5/19/2036	1,694,701	1,673,348

TOTAL SENIOR LOANS (Cost $38,179,324)					$37,494,916

				Shares
Private Equity — 0.2%

Consumer Finance — 0.2%
SunPower Financial (d)	Private Equity (SPV)			837,452	833,801

TOTAL PRIVATE EQUITY (Cost $837,452)					$833,801

Money Market Fund — 12.4%

U.S. Government Securities — 12.4%
Fidelity Investments Money Market Treasury Portfolio (f)	Class I	5.22%		51,997,702	51,997,702

TOTAL MONEY MARKET FUND (Cost $51,997,702)					$51,997,702

TOTAL INVESTMENTS (Cost $430,787,361) — 101.3%					$425,992,607

LIABILITIES EXCEEDING OTHER ASSETS, NET — (1.3)%					(5,631,200)

NET ASSETS — 100.0%					$420,361,407

Asset-Based Income Fund	September 30, 2023

DD	Delayed draw term loan

TL	Term loan

1L	First lien

2L	Second lien

3L	Third lien

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(b)	Variable rate security. Effective rate is not based on a published reference rate and spread, but is determined by the issuer, or agent, and is based on current market conditions.

(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at September 30, 2023.

(d)	Value determined using significant unobservable inputs.

(e)	Investment is an unfunded or partially funded commitment.

(f)	Rate represents the money market fund’s average 7-day yield as of September 30, 2023.

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